Deposits (Tables)	12 Months Ended
Mar. 31, 2017
Deposit Liabilities Table Disclosures

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$90 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2017) or more and the balances of these deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2016 and 2017 are as follows:

	2016	2017
	(in millions of yen)
Domestic offices:
Time deposits	19,209,570	17,763,052
Certificates of deposit	6,432,810	5,877,100

Total	25,642,380	23,640,152

Foreign offices:
Time deposits	12,708,142	14,862,230
Certificates of deposit	5,394,695	4,754,170

Total	18,102,837	19,616,400

Interest Bearing Deposit Liabilities by Maturity Disclosures

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2017 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	22,800,247	5,821,000	28,621,247
Due after one year through two years	2,024,310	56,100	2,080,410
Due after two years through three years	1,206,888	—	1,206,888
Due after three years through four years	349,896	—	349,896
Due after four years through five years	346,569	—	346,569
Due after five years	133,581	—	133,581

Total	26,861,491	5,877,100	32,738,591

Foreign offices:
Due in one year or less	14,765,251	4,599,583	19,364,834
Due after one year through two years	88,304	38,709	127,013
Due after two years through three years	5,740	55,818	61,558
Due after three years through four years	—	60,067	60,067
Due after four years through five years	198	—	198
Due after five years	8,956	—	8,956

Total	14,868,449	4,754,177	19,622,626

Total	41,729,940	10,631,277	52,361,217